UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: __12/31/04____

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: _______ CIBC World Markets Corp.____________
Address: _____417 Fifth Avenue, Fourth Floor______
         _____New York, NY 10016 _________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:


___Vince Saponar____            ___New York, NY__        __02/14/05__
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name




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			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______0_______

Form 13F Information Table Entry Total: __41_______

Form 13F Information Table Value Total: ___$107,403__
                                         (thousands)


Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number   	Name



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PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                             DATE DEC04
(ITEM 1)                      (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)          (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                           _____________________              ________________
                              TITLE                 FAIR    SHARES OR              SHARED   SHARED               (SHARES)
                               OF                   MARKET  PRINCIPAL       SOLE   DEFINED   OTHER          SOLE   SHARED     NONE
NAME OF ISSUES                CLASS  CUSIP NO       VALUE   AMOUNT           (A)      (B)      (C)   MGR     (A)      (B)      (C)
_________________             _____  ________       ______  _________        ___      ___      ___  _____    ___      ___      ___

GILAT SATELLITE NETWORKS LTD  SHS NE M51474118     333,914     54,830     54,830                          54,830
BEST BUY INC                  COM    086516101   2,685,784     45,200     45,200                          45,200
BUNGE LTD FIN CORP            NOTE   120568AE0     285,088    159,000    159,000                         159,000
CAPITALSOURCE INC             DBCV   14055XAD4   6,381,600  6,000,000  6,000,000                        6000,000
CARNIVAL CORP                 DBCV   143658AN2     477,555    315,000    315,000                         315,000
CARNIVAL CORP                 NOTE   143658AS1   4,977,045  5,162,000  5,162,000                        5162,000
CARNIVAL CORP                 DBCV   143658AV4   6,387,387  7,030,000  7,030,000                        7030,000
CEPHALON INC                  NOTE   156708AE9   3,442,075  3,500,000  3,500,000                        3500,000
CHICAGO MERCANTILE HLDGS INC  CL A   167760107  15,687,219     68,593     68,593                          68,593
CITIGROUP INC                 COM    172967101   1,252,680     26,000     26,000                          26,000
COMPUTER ASSOC INTL INC       NOTE   204912AQ2   4,914,340  2,970,000  2,970,000                        2970,000
COMPUTER ASSOC INTL INC       COM    204912109     621,200     20,000     20,000                          20,000
COMVERSE TECHNOLOGY INC       COM PA 205862402     334,965     13,700     13,700                          13,700
CONMED CORP                   COM    207410101     954,721     33,700     33,700                          33,700
CORNING INC                   NOTE   219350AK1   3,469,840  2,820,000  2,820,000                        2820,000
CP SHIPS LTD                  NOTE   22409VAE2   2,578,821  2,650,000  2,650,000                        2650,000
DICKS SPORTING GOODS INC      NOTE   253393AB8   1,665,519  2,150,000  2,150,000                        2150,000
DUKE ENERGY CORP              NOTE   264399EJ1   5,624,300  5,000,000  5,000,000                        5000,000
E M C CORP MASS               COM    268648102     297,400     20,000     20,000                          20,000
ELECTRONICS FOR IMAGING INC   DBCV   286082AA0   1,939,880  2,000,000  2,000,000                        2000,000
FINANCIAL FED CORP            DBCV   317492AF3   2,118,100  2,000,000  2,000,000                        2000,000
FORD MTR CO DEL               COM PA 345370860     228,393     15,600     15,600                          15,600
GAP INC DEL                   NOTE   364760AJ7   6,408,717  4,812,000  4,812,000                        4812,000
GENERAL MLS INC               COM    370334104   1,491,300     30,000     30,000                          30,000
IAC INTERACTIVECORP           COM    44919P102     662,880     24,000     24,000                          24,000
INCO LTD                      DBCV   453258AT2   1,847,267  1,408,000  1,408,000                        1408,000
INTERNATIONAL BUSINESS MACHS  COM    459200101     985,800     10,000     10,000                          10,000
LIBERTY MEDIA CORP            DEB    530715AR2   2,004,453  2,066,000  2,066,000                        2066,000
MBIA INC                      COM    55262C100     885,920     14,000     14,000                          14,000
MACK CALI RLTY CORP           COM    554489104   3,203,688     69,600     69,600                          69,600
MEDTRONIC INC                 DBCV   585055AB2   5,071,450  5,000,000  5,000,000                        5000,000
MICROSOFT CORP                COM    594918104     748,159     28,000     28,000                          28,000
MORGAN STANLEY                COM NE 617446448     632,928     11,400     11,400                          11,400
PMI GROUP INC                 DBCV   69344MAE1   1,668,990  1,512,000  1,512,000                        1512,000
PENNEY J C INC                COM    708160106     828,000     20,000     20,000                          20,000
PEP BOYS MANNY MOE & JACK     NOTE   713278AP4     303,132    299,000    299,000                         299,000
PFIZER INC                    COM    717081103     384,527     14,300     14,300                          14,300
PLACER DOME INC               COM    725906101   1,358,804     72,200     72,200                          72,200
QUALCOMM INC                  COM    747525103     672,336     15,857     15,857                          15,857
ROYAL CARIBBEAN CRUISES LTD   NOTE   780153AM4   9,488,380 11,000,000 11,000,000                       11000,000
TIME WARNER INC               COM    887317105   2,098,550    108,000    108,000                         108,000
           PAGE TOTAL              41          107,403,107
          GRAND TOTAL              41          107,403,107


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